UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21666

Hatteras Master Fund, L.P.
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive, Suite 150

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

8510 Colonnade Center Drive, Suite 150

Raleigh, NC 27615

(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

Hatteras Master Fund LP	Schedule of Investments
12/31/2019 (Unaudited)

Investment in Adviser Funds and Securities	Shares	Cost	Fair Value
Event Driven - (9.03%)
Eton Park Fund, L.P (a)(b)(c)		$150,653	$23,997
Harbinger Capital Partners Fund I, L.P.(a)(b)(c)(d)		11,188,445	544,394
Harbinger Credit Distressed Blue Line Fund, L.P.(a)(b)(c)(e)		12,326,927	1,209,155
King Street Capital, L.P. (a)(b)(c)(e)		10,000,000	10,015,827
Marathon Special Opportunities Fund, L.P. (a)(b)(c)		308,269	67,307
OZ Asia, Domestic Partners, L.P. (a)(b)(c)(d)		248,965	78,580
Perry Partners, L.P (a)(b)(c)		3,859	8,116
Senator Global Opportunity Fund (a)(b)(c)(e)		8,000,000	8,734,188
Third Point Partners Qualified, L.P. (a)(b)(c)(e)		10,611,091	11,523,740
Total Event Driven		52,838,209	32,205,304

Long Short Equity — (1.51%)
Camcap Resources, L.P.(a)(b)(c)		487,559	18,220
PIPE Equity Partners (a)(b)(c)		3,845,244	164,802
PIPE Select Fund, LLC (a)(b)(c)		3,218,604	2,234,086
The Raptor Private Holdings, L.P.(a)(b)(c)		155,648	47,495
Tybourne Equity (U.S.) Fund, Class A(a)(b)(c)(d)(e)		819,248	1,811,195
Valiant Capital Partners, L.P.(a)(b)(c)(e)		368,192	1,105,582
Total Long Short Equity		8,894,495	5,381,380

Macro — (4.34%)
Aspect US Fund LLC - Diversified Class (a)(b)(e)		5,939,110	6,427,449
Graham Absolute Return Trading Ltd. (a)(b)(e)		8,679,102	8,836,571
Touradji Private Equity Onshore Fund, LTD.(a)(b)(c)(d)		1,773,871	197,959
Total Macro		16,392,083	15,461,979

Relative Value — (5.72%)
BDCM Partners I, L.P.(a)(b)(c)		6,500,247	9,301,960
D.E. Shaw Composite Fund, LLC (a)(b)(c)		156,351	238,895
Drawbridge Special Opportunities Fund, L.P.(a)(b)(c)		172,653	225,408
HBK Multi-Strategy Fund, L.P (a)(b)(c)(e)		9,834,932	10,549,803
Prospect Harbor Credit Partners, L.P. (a)(b)(c)		13,705	47,299
Stark Investments, L.P. (a)(b)(c)		50,084	17,444
Stark Select Asset Fund, LLC (a)(b)(c)		19,907	22,018
Total Relative Value		16,747,879	20,402,827

Private Investments — (75.58%)
Investments in Adviser Funds
ABRY Advanced Securities Fund III, L.P.(a)(b)(d)		1,596,004	2,081,730
ABRY Advanced Securities Fund, L.P.(a)(b)(d)		256,690	118,380
ABRY Partners VI, L.P.(a)(b)		1,447,267	162,536
ABRY Partners VII, L.P.(a)(b)		1,816,100	1,361,369
ABRY Partners VIII, L.P.(b)(d)		2,180,441	2,746,898
Accel-KKR Capital Partners III, L.P.(a)(b)		-	41,182
Accel-KKR Capital Partners IV, L.P.(b)		1,617,243	2,698,018
ACM Opportunities Fund, L.P. (Class E) (a)(b)		211,909	29,784
Angeles Equity Partners I, L.P.(b)		953,982	804,651
Arclight Energy Partners Fund V, L.P.(a)(b)		2,904,135	1,721,173
Ascendent Capital Partners I, L.P.(b)(d)		1,376,986	1,803,508
BDCM Opportunity Fund II, L.P.(b)		2,022,505	4,109,766
Benson Elliot Real Estate Partners II, L.P.(a)(b)(g)		3,448,324	798,390
Cadent Energy Partners II, L.P.(b)		4,797,649	7,680,000
Canaan Natural Gas Fund X, L.P.(a)(b)		6,152,300	532,270
CDH Fund IV, L.P.(b)(d)		1,035,991	1,954,975
China Special Opportunities Fund III, L.P.(b)(d)		4,408,613	7,249,919
Claremont Creek Ventures II, L.P.(a)(b)		2,946,392	2,091,158
Claremont Creek Ventures, L.P.(a)(b)		1,476,005	10,011
Colony Investors VII, L.P.(a)(b)		2,366,355	186,200
Colony Investors VIII, L.P.(b)		6,143,940	160,300

Crosslink Crossover Fund V, L.P.(a)(b)	270,597	954,573
Crosslink Crossover Fund VI, L.P.(a)(b)	2,394,472	5,117,934
CX Partners Fund LTD, (b)(d)	2,800,268	4,288,000
Dace Ventures I, L.P.(a)(b)	2,254,274	978,970
Darwin Private Equity I, L.P.(b)(g)	4,664,569	495,837
ECP IHS (Mauritius) Limited (a)(b)(f)	7,413,981	11,810,270
EMG AE Permian Co-Investment, L.P.(a)(b)	3,000,000	-
EMG Ascent 2016, L.P.(a)(b)	4,203,815	6,501,683
EMG Ascent Secondary Fund, L.P.(a)(b)	116,829	216,266
EMG Investment, LLC(b)	-	480,923
EnerVest Energy Institutional Fund X-A, L.P.(a)(b)	2,155,939	5,777
EnerVest Energy Institutional Fund XI-A, L.P.(a)(b)	6,145,827	75,454
Fairhaven Capital Partners, L.P.(a)(b)	4,521,533	2,383,148
Florida Real Estate Value Fund, L.P.(b)	-	735,721
Forum European Realty Income III, L.P.(b)(d)	2,211,950	480,599
Garrison Opportunity Fund, LLC (a)(b)	-	250,818
Garrison Opportunity Fund MM II A, LLC(a)(b)	-	1,129,435
Gavea Investment Fund II, L.P. (a)(b)(d)	7,831	19,036
Gavea Investment Fund III, L.P. (a)(b)(d)	-	121,835
Glade Brook Private Investors II L.P. (a)(b)	4,302,378	3,228,770
Glade Brook Private Investors III LLC (a)(b)	3,142,727	2,735,462
Glade Brook Private Investors X LLC (a)(b)	659,686	661,856
Glade Brook Private Opportunities Fund, LLC (a)(b)	2,060,416	2,243,729
Great Point Partners I, L.P.(a)(b)	1,022,288	347,220
Greenfield Acquisition Partners V,L.P.(b)	2,331,807	67,923
GTIS Brazil Real Estate Fund, L.P. (b)	6,529,779	5,850,701
Halifax Capital Partners II, L.P.(a)(b)	-	(1,000)
Halifax Capital Partners III, L.P.(b)	3,596,351	2,222,941
Hancock Park Capital III, L.P.(a)(b)	808,899	185,197
Intervale Capital Fund, L.P.(a)(b)	2,405,404	3,313,290
J.C. Flowers II, L.P.(b)(d)	-	9,906
J.C. Flowers III, L.P.(b)(d)	4,683,918	3,061,599
L C Fund V, L.P.(b)(d)	2,936,179	4,265,389
Light house Capital Partners VI, L.P.(a)(b)	219,968	115,985
Light Street Argon, L.P.(a)(b)	1,294,333	2,132,504
Light Street SPVH, L.P.(a)(b)	2,000,000	2,667,143
Lyfe Capital Fund, L.P.(b)(d)	2,473,529	4,473,207
Merit Energy PartnersF-II, L.P.(a)(b)	1,108,075	331,172
Mid Europa Fund III, L.P.(b)(h)	3,679,787	1,053,354
Monomoy Capital Partners III, L.P.(a)(b)	1,330,376	1,126,945
Natural Gas Partners IX, L.P.(b)	564,297	210,346
New Horizon Capital III, L.P.(b)(d)	1,236,727	2,183,597
NGP Energy Technology Partners II, L.P. (b)	3,510,693	1,900,000
NGP Midstream & Resources Follow-On Fund, L.P. (b)	649,307	897,611
NGP Midstream & Resources, L.P.(b)	2,589,594	654,710
Northstar Equity Partners III Limited (b)(d)	3,309,733	3,104,201
OCM Mezzanine Fund II, L.P.(b)	382,661	145,168
Octave Japan Infrastructure Fund 1(a)(b)(i)	1,304,398	1,252,950
ORBIS Real Estate Fund I, L.P. (a)(b)(f)	2,302,313	528,612
Orchid Asia IV, L.P.(b)(d)	2,767,070	13,577,517
Parmenter Realty Fund IV, L.P.(b)	772,157	7,365
Patron Capital III, L.P.(b)(g)	3,718,296	299,472
Phoenix Asia Real Estate Investments L.P.(a)(b)(d)	2,235,211	2,144,765
Pine Brook Capital Partners, L.P.(b)	4,596,155	488,335
Private Equity Investment Fund IV, L.P. (a)(b)	1,345,430	190,226
Private Equity Investment Fund V, L.P (a)(b)	12,442,342	6,826,584
Rockwood Capital Real Estate Partners Fund VII, L.P. (b)	3,255,755	632,786

Roundtable Healthcare Partners II, L.P. (a)(b)	-	265
Roundtable Healthcare Partners III, L.P. (a)(b)	4,624,333	6,923,431
Saints Capital VI, L.P.(b)	5,499,619	1,600,126
Sanderling Venture Partners VI Co-Investment L.P. (a)(b)	525,136	577,107
Sanderling Venture Partners VI, L.P. (b)	735,999	961,063
SBC U.S. Fund II, L.P.(a)(b)	2,728,106	2,527,632
Sentient Global Resources Fund III, L.P. (b)(d)	11,966,779	4,439,124
Sentient Global Resources Fund IV, L.P. (a)(b)	5,527,480	2,200,274
Singerman Real Estate Opportunity Fund, L.P. (b)	978,009	853,955
Sovereign Capital L.P. III (b)(g)	-	1,404,547
Square Mile Partners III, L.P.(a)(b)	1,791,262	46,562
Sterling Capital Partners Venture Fund II, L.P. (a)(b)	1,375,262	191,065
Sterling Group Partners III, L.P. (a)(b)	3,799,874	1,772,218
Strategic Value Global Opportunities Fund I-A, L.P. (a)(b)	1,836,663	601,670
Sweetwater Secondaries Fund II LP	13,057,004	23,359,286
TDR Capital AS 2013 L.P. (a)(b)(g)	6,184,080	26,348
Tenaya Capital V, L.P.(a)(b)	2,370,489	1,681,713
The Column Group, L.P. (a)(b)	4,225,393	6,175,629
The Energy & Minerals Group Fund II L.P. (b)	3,975,827	4,648,551
The Energy & Minerals Group Fund III L.P. (b)	2,918,996	2,004,259
The Energy & Minerals Group Fund IV L.P. (b)	1,828,936	2,175,423
The Founders Fund III,L.P.(a)(b)	4,277,667	18,181,546
The Founders Fund IV, L.P.(a)(b)	1,811,920	11,254,127
The Founders Fund VI, L.P.(a)(b)	900,000	1,193,550
Tiger Global Investments Partners VI, L.P.(b)(d)	2,216,261	3,703,361
Tiger Global Investments Partners VII, L.P.(b)(d)	1,123,302	2,677,746
Tiger Global PIP X, L.P. (a)(b)(d)	2,005,944	3,296,387
TPF II, L.P. (a)(b)	1,814,310	201,000
Trivest Fund IV, L.P.(a)(b)	900,258	154,098
Trivest Fund V, L.P.(b)	2,194,786	2,593,057
Trivest Growth Investment Fund, L.P.(b)	1,309,372	1,581,624
Urban Oil and Gas Partners A-1, L.P.(a)(b)	6,874,263	1,900,000
Urban Oil and Gas Partners B-1, L.P.(b)	2,454,487	2,300,000
VCFA Private Equity Partners IV, L.P.(b)	1,055,398	126,290
VCFA Venture Partners V, L.P.(a)(b)	2,798,624	928,032
Voyager Capital Fund III, L.P. (a)(b)	1,806,922	2,229,386
WCP Real Estate Fund I, L.P. (a)(b)	742,933	88,783
Westview Capital Partners II, L.P.(a)(b)	1,828,780	1,527,826
Zero2IPO China Fund II, L.P. (a)(b)(d)	3,140,218	1,818,170
Total Investments in Adviser Funds	300,093,447	269,451,266
Investments in Private Companies
Illumitex, Inc., Common Stock(a)(b)(j)	1,499,369	-
Total Investments in Private Companies	1,499,369	-
Total Private Investments	301,592,816	269,451,266

Investment in Mutual Funds - (3.45%)
Goldman Sachs ABS Ret TR-I	12,430,265	12,288,030
Total Investment in Mutual Funds (Cost $12,430,265)	12,430,265	12,288,030
Total Investments in Adviser Funds and Securities (cost $408,895,747)		355,190,786

Total Investments (cost $408,895,747) (99.63%)		355,190,786
Assets in excess of other liabilities (0.37%)		1,335,040
Partners’ capital — (100.00%)		356,525,826

(a)	Non-income producing.

(b)	Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.

(c)	The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of December 31, 2019 was $71,497,015 and $51,546,836, respectively.

(d)	Domiciled in Cayman Islands.

(e)	Securities held in custody by U.S Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of December 31, 2019 was $66,578,602 and $60,213,510, respectively.

(f)	Domiciled in Mauritius.

(g)	Domiciled in United Kingdom.

(h)	Domiciled in Guernsey.

(i)	Domiciled in Japan.

(j)	Security value determined using significat unobservable inputs.

a.	Valuation of Investments

The Hatteras Master Fund, L.P. (the “Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Event Driven	$-	$-	$-	$32,205,304	$32,205,304
Long Short Equity	-	-	-	5,381,380	5,381,380
Macro	-	-	-	15,461,979	15,461,979
Relative Value	-	-	-	20,402,827	20,402,827
Private Investments	-	-	-	269,451,266	269,451,266
Investments in Mutual Funds	-	-	-	12,288,030	12,288,030
Total	$-	$-	$-	$355,190,786	$355,190,786

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on recurring basis:

Level 3 Investments	Balances as of March 31, 2019	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation	Distributions	Gross Purchases	Gross Sales	Balance as of December 31, 2019
Private Investments	$-	$-	$-	$-	$-	$-	$-
Total Level 3 Investments	$-	$-	$-	$-	$-	$-	$-

For the period ended December 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

There was no change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2019.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2019:

Type of Level 3 Investment	Fair Value as of December 31, 2019	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$-	Current value method	Recent round of financing
Total Level 3 Investments	$-

b.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Master Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	03/02/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	03/02/2020

By (Signature and Title)	/s/ Allison Zollicoffer
Allison Zollicoffer, Treasurer
Date	03/02/2020